Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of other non-current assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2021	December 31, 2020
Available for sale securities:
ZIM notes, net	—	$43,559
HMM notes, net	$5,961	19,328
Equity participation ZIM	367,840	75
Other assets	15,518	20,421
Total non-current assets	$389,319	$83,383

Schedule of available for sale securities at fair value and unrealized losses

6     Other Non-current Assets (Continued)

The following tables summarizes the unrealized positions for available-for-sale debt securities as of June 30, 2021 and December 31, 2020 (in thousands):

	Amortized cost		Unrealized
Description of securities	basis	Fair value	gain/(loss)
June 30, 2021
HMM Notes 2	$6,530	$5,961	$(569)

December 31, 2020
ZIM notes	$49,871	$43,559	$(6,312)
HMM notes	24,607	19,328	(5,279)
Total	$74,478	$62,887	$(11,591)

Schedule of unrealized loss on available for sale securities

The unrealized gain/(loss), which were recognized in other comprehensive income/(loss), are analyzed as follows as of June 30, 2021 (in thousands):

Unrealized gain/(loss)
on available for
sale securities
Beginning balance as of January 1, 2021	$(11,591)
Unrealized gain on available for sale securities	19,717
Reclassification to interest income	(8,695)
Ending balance as of June 30, 2021	$(569)